Fixed Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Fixed assets, Net [Abstract]
Schedule of Fixed Assets	As of March 31, 2024 and 2023, fixed assets consisted of the following:
	As of March 31,
	2024	2023
Investment properties	$412,504	$413,890
Computer and electronic equipment	57,130	50,911
Software	85,865	85,602
Less: accumulated depreciation	(96,996)	(68,273)
	$458,503	$482,130